Annual Total Returns - Fidelity New York Municipal Income Fund [BarChart] - 01.31 Fidelity New York Municipal Income Fund Retail PRO-09 - Fidelity New York Municipal Income Fund - Fidelity New York Municipal Income Fund
Apr. 01, 2022
Bar Chart Table:
Annual Return 2012	6.53%
Annual Return 2013	(2.97%)
Annual Return 2014	9.41%
Annual Return 2015	3.74%
Annual Return 2016	0.13%
Annual Return 2017	5.30%
Annual Return 2018	0.49%
Annual Return 2019	7.73%
Annual Return 2020	4.15%
Annual Return 2021	2.75%